Provisions - Schedule of defined benefit obligation expenses recognized in the consolidated income statements, United Kingdom (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	€ 41	€ 45	€ 42
United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	9	13	14
Interest cost (net)	(31)	(40)	(62)
Provisions or reversal of provisions, net
Cost of services provided	0	0	0
Others	0	0	0
Post-employment benefit expense in profit or loss, defined benefit plans	€ (22)	€ (27)	€ (48)